Debt - Term Loan due 2027 (Details) - USD ($)	Mar. 02, 2020	Jan. 01, 2021	Sep. 30, 2020	Oct. 17, 2016
Debt Instrument [Line Items]
Stated interest rate				9.25%
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, notional amount	$ 1,200,000,000.0		$ 1,200,000,000.0
Interest Rate Swap | Forecast
Debt Instrument [Line Items]
Derivative, notional amount		$ 1,000,000,000.0
Term Loan due 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	2,200,000,000.0
Line of credit facility, accordion feature, increase limit	$ 325,000,000.0
Line of credit facility, accordion feature, increase limit as a percent of consolidated EBITDA	60.00%
Debt covenant, maximum consolidated first lien net leverage ratio	375.00%
Debt covenant, maximum consolidated total net leverage ratio	525.00%
Term loan amortization rate	1.00%
Stated interest rate	1.00%
Weighted average borrowing rate			316.00%
Prepayment premium, percent	1.00%
Prepayment, percent of excess cash flow	50.00%
Prepayment, net cash proceeds of certain asset sales and casualty and condemnation events and the incurrence of certain other indebtedness, percent	100.00%
Term Loan due 2027 | Revolving Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Term Loan due 2027 | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Term Loan due 2027 | Revolving Credit Facility | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Term Loan due 2027 | Revolving Credit Facility | Stated Percentage
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Term Loan due 2027 | Revolving Credit Facility | One-, Two-, Three- Or Six-Month LIBOR Or, If Agreed By All Term Lenders, 12-month LIBOR Or, If Agreed To By The Term Agent, Any Shorter Period Selected At The Option Of The Borrower
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%